Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,635
Computer equipment	289,958	1,611,257	207,430
Furniture and fixtures	28,096	31,936	4,111
Motor Vehicles	1,188,538	1,188,538	153,010
Subtotal	1,542,592	2,867,731	369,186
Less: accumulated depreciation	(865,498)	(1,075,354)	(138,439)
Total	$677,094	$1,792,377	$230,747